Supplement Dated September 10, 2012
To The Summary Prospectus Dated April 30, 2012

Supplement Dated September 10, 2012
To The Prospectus Dated April 30, 2012

Curian Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Please note that all changes are effective September 10, 2012, unless otherwise noted below.

For Curian Guidance – Maximize Income Fund, Curian Guidance – Balanced Income Fund, Curian Guidance – Rising Income Fund, Curian Guidance – Moderate Growth Fund, Curian Guidance – Maximum Growth Fund, Curian Guidance – Tactical Moderate Growth Fund, Curian Guidance – Tactical Maximum Growth Fund, Curian Guidance – Equity 100 Fund, Curian Guidance – Fixed Income 100 Fund, Curian Guidance – Institutional Alt 65 Fund, Curian Guidance – Institutional Alt 100 Fund, Curian Tactical Advantage 35 Fund, Curian Tactical Advantage 60 Fund, Curian Tactical Advantage 75 Fund, Curian Dynamic Risk Advantage – Diversified Fund, Curian Dynamic Risk Advantage – Aggressive Fund, Curian Dynamic Risk Advantage – Income Fund, Curian/AQR Risk Parity Fund, Curian/Invesco Balanced-Risk Commodities Strategy Fund, and Curian/Neuberger Berman Currency Fund, please delete the risk entitled “counterparty and settlement risk” in its entirety and replace it with the following:

•
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

In the summary prospectus for the Curian/Franklin Templeton Frontier Markets Fund, in the section entitled “Principal Risks of Investing in the Fund” please add the following risks:

•
China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose, the Fund specifically to their market, currency, and other risks, including volatility and structural risks.

•
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Risks of investments in Russia – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

In the summary prospectus for the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund, in the section entitled “Principal Risks of Investing in the Fund” please add the following risks:

•
China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose, the Fund specifically to their market, currency, and other risks, including volatility and structural risks.

•
Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit and settlement risk on the counterparties.

•
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

•
Risks of investments in Russia – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

For Curian Guidance – Tactical Moderate Growth Fund, please delete the tables following the third paragraph in the section entitled “Principal Investment Strategies” in its entirety and replace it with the following:

Underlying Funds and Asset Classes

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian Dynamic Risk Advantage – Diversified Fund	Risk Management Asset Allocation
Curian Dynamic Risk Advantage – Aggressive Fund	Risk Management Asset Allocation
Curian/DFA U.S. Micro Cap Fund	Micro Cap Equity
Curian/Epoch Global Shareholder Yield Fund	International Equity Income
Curian/FAMCO Flex Core Covered Call Fund	Covered Call Writing
Curian/Franklin Templeton Frontier Markets Fund	Emerging Markets Equity
Curian/Franklin Templeton Natural Resources Fund	Natural Resources
Curian/Neuberger Berman Currency Fund	Currency
Curian/Nicholas Convertible Arbitrage Fund	Convertible Arbitrage
Curian/PIMCO Credit Income Fund	Corporate Bond
Curian/PineBridge Merger Arbitrage Fund	Merger Arbitrage
Curian/The Boston Company Equity Income Fund	Equity Income
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	Market Neutral
Curian/Van Eck International Gold Fund	Precious Metals

JNL Series Trust
Underlying Fund	Asset Class
JNL/AQR Managed Futures Strategy Fund	Managed Futures
JNL/BlackRock Commodity Securities Fund	Commodities Broad Basket
JNL/BlackRock Global Allocation Fund	Global Tactical Allocation
JNL/Brookfield Global Infrastructure Fund	Infrastructure
JNL/DFA U.S. Core Equity Fund	All Cap Core
JNL/Franklin Templeton Global Multisector Bond Fund	Multisector Bond
JNL/Franklin Templeton International Small Cap Growth Fund	International Small Cap
JNL/Franklin Templeton Small Cap Value Fund	Small Cap Value
JNL/Goldman Sachs Emerging Markets Debt Fund	Emerging Markets Debt
JNL/Invesco Global Real Estate Fund	Global Real Estate
JNL/Invesco International Growth Fund	International Equity
JNL/Invesco Small Cap Growth Fund	Small Cap Growth
JNL/Ivy Asset Strategy Fund	Global Tactical Allocation
JNL/JPMorgan International Value Fund	International Large Cap Equity
JNL/JPMorgan MidCap Growth Fund	Mid Cap Growth
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management Global Alpha Fund	Absolute Return
JNL/Mellon Capital Management European 30 Fund	International Equity
JNL/Mellon Capital Management Pacific Rim 30 Fund	International Equity
JNL/Mellon Capital Management Bond Index Fund	U.S. Investment Grade Bond
JNL/Mellon Capital Management Emerging Markets Index Fund	Emerging Markets Equity
JNL/Mellon Capital Management International Index Fund	International Equity
JNL/Mellon Capital Management Small Cap Index Fund	Small Cap Equity
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	Mid Cap Equity
JNL/Mellon Capital Management S&P 500 Index Fund	Large Cap Equity
JNL/PIMCO Real Return Fund	Inflation-Protected Securities
JNL/PIMCO Total Return Bond Fund	Total Return Bond
JNL/PPM America Floating Rate Income Fund	Bank Loan
JNL/PPM America High Yield Bond Fund	U.S. High Yield
JNL/PPM America Mid Cap Value Fund	Mid Cap Value
JNL/Red Rocks Listed Private Equity Fund	Listed Private Equity
JNL/T. Rowe Price Established Growth Fund	Large Cap Growth
JNL/T. Rowe Price Value Fund	Large Cap Value
JNL/WMC Money Market Fund	Money Market
JNL/WMC Value Fund	Large Cap Value

For Curian Guidance – Equity 100 Fund, please delete the tables following the third paragraph in the section entitled “Principal Investment Strategies” in its entirety and replace it with the following:

Underlying Funds and Asset Classes and Strategies

Curian Variable Series Trust
Underlying Fund	Asset Class
Curian/DFA U.S. Micro Cap Fund	Micro Cap Equity
Curian/FAMCO Flex Core Covered Call Fund	Covered Call Writing
Curian/Franklin Templeton Frontier Markets Fund	Diversified Frontier Markets
Curian/The Boston Company Equity Income Fund	Equity Income

JNL Series Trust
Underlying Fund	Asset Class
JNL/Franklin Templeton Small Cap Value Fund	Small Cap Value Equity
JNL/Invesco International Growth Fund	International Equity
JNL/Invesco Small Cap Growth Fund	Small Cap Growth Equity
JNL/Lazard Emerging Markets Fund	Emerging Markets Equity
JNL/Mellon Capital Management S&P 500 Index Fund	Large Cap Equity
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	Mid Cap Equity
JNL/Mellon Capital Management Small Cap Index Fund	Small Cap Equity
JNL/Mellon Capital Management International Index Fund	International Developed Equity
JNL/PPM America Mid Cap Value Fund	Mid Cap Value Equity
JNL/T. Rowe Price Established Growth Fund	Large Cap Growth Equity
JNL/T. Rowe Price Value Fund	Large Cap Value Equity

In the prospectus for the Curian/Franklin Templeton Frontier Markets Fund, in the section entitled “Principal Risks of Investing in the Fund” please add the following risks:

•	China and India country specific risks
•	Counterparty and settlement risk
•	Risks of investments in Russia

In the prospectus for the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund, in the section entitled “Principal Risks of Investing in the Fund” please add the following risks:

•	China and India country specific risks
•	Counterparty and settlement risk
•	Frontier market countries risk
•	Risks of investments in Russia

In the section entitled “Glossary of Risks” please delete “counterparty and settlement risk” in its entirety and add the following risks:

China and India country specific risks – Investment primarily in equity and equity-related securities in the People’s Republic of China and India will expose, the Fund specifically to their market, currency, and other risks, including volatility and structural risks.  Government reforms and the move to capitalism may not positively impact the economies of either country. Stable economic growth may be hampered by a number of factors, including, burdensome regulatory requirements, inflation, poor allocation of resources and the reinvestment of capital, government price controls and capital restrictions, and social instability with a corresponding affect on securities holdings and volatility.

Counterparty and settlement risk – Trading options, futures contracts and other derivative financial instruments, as well as, certain over-the-counter securities entails credit risk on the counterparties.  Such instruments are not afforded the same protections as may apply to trading futures or options on organized exchanges, or trading securities on organized exchanges.  Substantial losses may arise from the insolvency, bankruptcy or default of a counterparty and risk of settlement default of parties with whom it trades securities.  This risk may be heightened during volatile market conditions.  Counterparties in emerging and frontier markets may lack effective controls and processes for the settlement and custody of securities.  Trading emerging and frontier market securities may also entail counterparty credit risk.  Settlement mechanisms in emerging and frontier markets are generally less developed and reliable than those in more developed countries thus increasing the risks associated with derivatives, fixed-income, and equity securities in those markets.

Frontier market countries risk – Frontier market countries generally have smaller economies and less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The economies of frontier market countries are less correlated to global economic cycles than those of their more developed counterparts and their markets have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the price of Fund shares. These factors make investing in frontier market countries significantly riskier than in other countries and any one of them could cause the price of the Fund’s shares to decline.

Governments of many frontier market countries in which the Fund may invest may exercise substantial influence over many aspects of the private sector. In some cases, the governments of such frontier market countries may own or control certain companies. Accordingly, government actions could have a significant effect on economic conditions in a frontier market country and on market conditions, prices and yields of securities in the Fund’s portfolio. Moreover, the economies of frontier market countries may be heavily dependent upon international trade and, accordingly, have been and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

Investment in equity securities of issuers operating in certain frontier market countries may be restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in equity securities of issuers operating in certain frontier market countries and increase the costs and expenses of the Fund. Certain frontier market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain frontier market countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

Frontier market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors, such as the Fund. In addition, if deterioration occurs in a frontier market country’s balance of payments, the country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in frontier market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

There may be no centralized securities exchange on which securities are traded in frontier market countries. Also, securities laws in many frontier market countries are relatively new and unsettled. Therefore, laws regarding foreign investment in frontier market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably.

The frontier market countries in which the Fund invests may become subject to sanctions or embargoes imposed by the U.S. government and the United Nations. The value of the securities issued by companies that operate in, or have dealings with these countries may be negatively impacted by any such sanction or embargo and may reduce the Fund’s returns.

Banks in frontier market countries used to hold the Fund’s securities and other assets in that country may lack the same operating experience as banks in developed markets. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held by a foreign bank in the event of the bankruptcy of the bank. Settlement systems in frontier markets may be less well organized than in the developed markets. As a result, there is greater risk than in developed countries that settlements will take longer and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the settlement systems.

Risks of investments in Russia – A Fund may invest a portion of its assets in securities issued by companies located in Russia. Because of the recent formation of the Russian securities markets as well as the underdeveloped state of Russia’s banking system, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares is defined according to entries in the company’s share register and normally evidenced by extracts from the register. The registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity. Also, there is no central registration system for shareholders and it is possible for a Fund to lose its registration through fraud, negligence or mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interest. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. While a Fund intends to invest directly in Russian companies that use an independent registrar, there can be no assurance that such investments will not result in a loss to the Fund.

This supplement is dated September 10, 2012.

(To be used with JMV7698 04/12, JMV7698SB 04/12, VC5869 04/12, VC5869SB 04/12, VC5869H 04/12, JMV7697 04/12, JMV7697SB 04/12, VC5890 04/12, VC5890H 04/12, VC5890SB 04/12, VC5890ML 04/12, VC4224 04/12, VC4224H 04/12, JMV8798 04/12, JMV8798SB 04/12, JMV5763ML 04/12, JMV5763WF 04/12, JMV9476 09/12, JMV9476ML 09/12, JMV9476WF 09/12, JMV8799 06/12, JMV9476L 09/12, VC5995 04/12, VC5995H 04/12, JMV5765 04/12, JMV2731 04/12, JMV2731H 04/12, JMV8037 04/12, JMV8037H 04/12, JMV7698NY 04/12, JMV7698NYSB 04/12, NV5869 04/12, NV5869SB 04/12, JMV7697NY 04/12, JMV7697NYSB 04/12, NV5890 04/12, NV5890SB 04/12, NV4224 04/12, NV4224SB 04/12, NV4224WF 04/12, JMV9476NY 09/12, JMV9476WFNY 09/12, JMV8799NY 06/12, JMV9476LNY 09/12, NMV2731 04/12, JMV8037NY 04/12, FVC4224FT 04/12, FVC4224FTH 04/12, VC5526 04/12, VC5526H 04/12, VC3656 04/12, VC3656H 04/12, VC3657 04/12, VC3657H 04/12, VC3723 04/12, VC3723H 04/12, NV5526 04/12, NV3174 04/12, NV3174CE 04/12, and NV3784 04/12.)

CMV9734 09/12